Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Revenue [Abstract]
Stream accounting - Deferred revenue, beginning balance	$ 469,538	$ 515,326
Amortization of deferred revenue
Liability drawdown	(72,424)	(72,229)
Variable consideration adjustments - prior periods	(4,885)	(959)
Accretion on streaming arrangements
Current year additions	26,387	28,718
Variable consideration adjustments - prior periods	(96)	(940)
Effects of changes in foreign exchange		(378)
Stream accounting - Deferred revenue, ending balance	$ 418,520	$ 469,538